NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Principal Payments Under 2013 Term Facility	Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Summary of Notes Payable

Notes payable consist of the following (in thousands):

	December 31, 2012	March 31, 2013
2011 Term Facility (net of discount)	$584,813	$—
2013 Term Facility (net of discount)	—	322,242
Senior Notes	—	300,000

Total	584,813	622,242
Less: current portion, net of discount	(8,125)	(7,971)

Long-term portion	$576,688	$614,271